DEBT - ADS Lending Arrangement (Details) - ADS Lending Arrangement - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	May 31, 2018	Apr. 30, 2018
Debt Instrument [Line Items]
Number of Loaned ADS lent	2,606,278
ADS par value per share	$ 0.0004
ADS to ordinary share ratio				1	4
Loand ADS outstanding		10,425,112	10,425,112